Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Amortized cost	$ 2,639.9	$ 2,590.6
Debt securities, available-for-sale, allowance for credit loss, excluding accrued interest	2.8	0.6
Premium receivable, allowance for credit loss	14.6	15.8
Other receivables, allowance for credit loss	0.0	0.0
Reinsurance recoverables on paid losses, allowance	0.3	0.3
Reinsurance recoverables on unpaid losses, allowance	$ 0.9	$ 0.9
Common stock, par or stated value per share (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares, issued (in shares)	85,496,757	96,651,534
Common stock, shares, outstanding (in shares)	85,496,757	96,651,534
Related Party
Deferred policy acquisition cost, deferred commissions	$ 273.3	$ 243.4
Fixed maturity securities
Amortized cost	2,639.9	2,590.6
Debt securities, available-for-sale, allowance for credit loss, excluding accrued interest	2.8	0.6
Short-term investments
Amortized cost	167.0	111.3
Debt securities, available-for-sale, allowance for credit loss, excluding accrued interest	$ 0.0	$ 0.0